SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
SUBSEQUENT EVENTS
NOTE 15- SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

NOTE 15 - SUBSEQUENT EVENTS

Subsequent to the year end, the Company has converted 262 Series B PS into 3,144,000 shares of the Company’s common stock.

Series E Preferred Stock

On April 14, 2021, the Board authorized the issuance of 10,000 shares of the Company’s Series E Preferred Stock. The shares of Series E Preferred Stock have a stated value of $1,200 per share and are convertible into shares of common stock at the election of the holder of the Series E Preferred Stock at any time at a price of $0.35 per share, subject to adjustment (the “Conversion Price”). The Series E Preferred Stock is convertible into that number of shares of common stock determined by dividing the Series E Stated Value (plus any and all other amounts which may be owing in connection therewith) by the Conversion Price, subject to certain beneficial ownership limitations. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends at the rate of twelve percent (12%) per annum, payable quarterly. The Series D PS are also redeemable at the Company's option, at percentages ranging from 115% to 125% for the first 180 days, based on the passage of time. The holders of Series E Preferred Stock rank senior to the Common Stock and Common Stock Equivalents (as defined in the Series E Designation) with respect to payment of dividends and rights upon liquidation and will vote together with the holders of the Common Stock on an as-converted basis, subject to beneficial ownership limitations, on each matter submitted to a vote of holders of Common Stock (whether at a meeting of shareholders or by written consent). Upon any liquidation, dissolution or winding-up of the Company, the holders shall be entitled to receive out of the assets of the Company an amount equal to the stated value, plus any accrued and unpaid dividends and any other fees or liquidated damages then due and owing for each share of Preferred Stock, before any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Corporation shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Securities Purchase Agreement

On April 14, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor (the “Purchaser”), for the offering (the “Offering”) of (i) $5,000,000 worth of common stock (“Shares”), par value $0.0001 per share, of the Company (“Common Stock”); at a per share purchase price of $0.55 per Share (ii) common stock purchase warrants (“Warrants”) to purchase up to an aggregate of 10,000,000 shares of Common Stock, which are exercisable for a period of five years after issuance at an initial exercise price of $0.75 per share, subject to certain adjustments, as provided in the Warrants; and (iii) 1,000,000 shares of Common Stock (the “Commitment Shares”). Pursuant to the Purchase Agreement, on April 15, 2021, the Company received net proceeds of $4,732,123 from the Purchaser.

Further, pursuant to the terms of the Purchase Agreement, from the date thereof until the date that is the twelve-month anniversary of the closing of the Offering, upon any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), each Purchaser shall have the right to participate in up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

Pursuant to the Purchase Agreement, on May 5, 2021, the Purchaser purchased an additional 15,454,456 shares of common stock at a per share purchase price of $0.55 per share (the “Second Closing”), for net proceeds of approximately $8,245,000.

Additionally, on May 20, 2021, the Purchaser purchased an additional 2,727,272 shares of common stock at a price per share of $0.55 per share (“Third Closing”), for net proceeds of approximately $1,455,000.

Share Exchange Agreement

On April 14, 2021, the Company, entered into a share exchange agreement (the “Exchange Agreement”) with a holder of the Series D Preferred Stock, whereby, at the closing of the Offering, the Holder has agreed to exchange an aggregate of 3,600 shares of the Company’s Series D Preferred Stock, par value $0.0001 per share (the “Series D Preferred Stock”) into approximately 3,739.63 shares of the Company’s Series E Convertible Preferred stock, par value $0.0001 (the “Series E Preferred Stock”). In connection with the Exchange Agreement, the Company has filed a Certificate of Designation of Preferences of the Series E Convertible Preferred Stock with the State of Nevada. The exchange was completed on April 15, 2021.

In addition, in relation to the Offering, on April 15, 2021, the Company redeemed the remaining 2,450 of the Series D PS for $3,513,504.

NAS Securities Purchase Agreement

On May 19, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with F&T Water Solutions, LLC (“F&T”), for the shares of Natural Aquatic Systems, Inc., a Texas corporation (“NAS”). Prior to entering into the SPA, the Company owned fifty-one percent (51%) and F&T owned forty-nine percent (49%) of the issued and outstanding shares of common stock of NAS. Upon the closing of the SPA, the Company purchased the 980,000 shares of NAS’ common stock owned by F&T for a purchase price of $1,000,000 in cash and issued 3,960,396 shares of the Company’s common stock at a market value of $0.505 per share, for a total fair value of $2,000,000, for a total acquisition price of $3,000,000. The Company paid the cash purchase price on May 20, 2021 and the purchase of the NAS shares closed on May 25, 2021. After the SPA, NAS is a 100% owned subsidiary of the Company.

Patents Purchase Agreement

On May 19, 2021, the Company entered into a Patents Purchase Agreement (the “Patents Agreement”) with F&T. The Company and F&T had previously jointly developed and patented a water treatment technology used or useful in growing aquatic species in re-circulating and enclosed environments (the “Patent”) with each party owning a fifty percent (50%) interest. Upon the closing of the Patents Agreement, the Company would purchase F&T’s interest in the Patent, F&T’s 100% interest in a second patent associated with the first Patent issued to F&T in March 2018, and all other intellectual property rights owned by F&T for a purchase price of $2,000,000 in cash and issued 9,900,990 shares of the Company’s common stock with a market value of $0.505 per share for a total fair value of $5,000,000, for a total acquisition price of $7,000,000. The Company paid the cash purchase price on May 20, 2021 and the closing of the Patents Agreement took place on May 25, 2021.

Leak-Out Agreements

In connection with the issuance of a total of 13,861,386 shares of the Company’s common stock pursuant to the SPA and the Patents Agreement (the “Shares”), the Company and F&T, on May 19, 2021, entered into two separate leak-out agreements (the “Leak-Out Agreements”). Pursuant to the Leak-Out Agreements, F&T agreed that it would not sell or transfer the Shares for six months following the closing of the SPA and Patents Agreement and that, following these six months, each shareholder of F&T who was issued a portion of the Shares could sell up to one-sixth of their portion of the Shares every thirty-day period occurring thereafter for the next six months. Following the one-year anniversary of the closings, there will be no further restrictions regarding the sale or transfer of the Shares.

GHS Purchase Agreement

On June 28, 2021, the Company entered into a securities purchase agreement with GHS (the “June GHS Purchase Agreement”) for the offering of up to (i) $3,000,000 worth of common stock of the Company at a per share purchase price of $0.40 and (ii) $11,000 worth of prefunded common stock purchase warrants to purchase an aggregate of up to 1,100,000 shares of common stock, which are exercisable upon issuance and shall not expire prior to exercise, and are subject to certain adjustments, as provided in the warrants. Pursuant to the June GHS Purchase Agreement, on June 28, 2021, GHS purchased 7,500,000 shares of common stock and 1,100,000 shares of common stock underlying the prefunded warrants, for an aggregate purchase price of $3,011,000, less offering expenses of $90,330, for net proceeds of $2,909,670.